CASH AND CASH EQUIVALENTS (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Cash and balances at central bank
Cash	$ 5,099,252	$ 5,501,532
Due from the Colombian Central Bank	6,567,030	5,503,911
Due from other private financial entities	3,541,644	4,908,886
Checks on hold	141,370	102,525
Remittances of domestic negotiated checks in transit	173,827	200,053
Total cash and due from banks	15,523,123	16,216,907
Money market transactions:
Interbank assets	1,761,460	1,606,506
Reverse repurchase agreements and other similar secured loans	881,061	2,636,832
Total money market transactions:	2,642,521	4,243,338
Total cash and cash equivalents	$ 18,165,644	$ 20,460,245	$ 18,805,577	$ 13,466,783